Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

February 13, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	ClearBridge Energy MLP Total Return Fund Inc.
(File No. 333-191067 and 811-22693)

Dear Sir or Madam:

On behalf of ClearBridge Energy MLP Total Return Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission Post-Effective Amendment No. 3 and Amendment No. 10 (the “Amendment”) to Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, respectively. The Amendment is being filed to include the Fund’s audited financial statements for the fiscal year ended November 30, 2014, as well as to update other disclosure.

Any questions or communications concerning the enclosed materials should be directed to Sarah E. Cogan of this firm at 212-455-3575.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures